Debentures (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debentures [Line Items]
Debentures outstanding	R$ 2,795	R$ 10,376	R$ 42,832
Debentures [Member]
Debentures [Line Items]
Debentures outstanding	R$ 2,800